Related party transactions	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related party transactions
2 8 .	Related party transactions
The table below sets forth the major related parties and their relationships with the Company as of March 31, 2020, 2021 and 2022:

Name of related parties	Relationship with the Company

Nanjing Xingmu	An equity investee of the Company before November 1, 2019

Nanjing Animal Pharmaceutical	An equity investee of the Company

Wuhan Chunzhijin	An equity investee of the Company

Weishi Network	An equity investee of the Company

Beijing Petdog	An available-for-sale debt investee that the Company has significant influence

Shanghai Guangcheng Information Technology (limited partnership) (“Shanghai Guangcheng Information”)	A company with a common director of the Company

Yingzhi (Lisa) Tang	Senior management of the Company

Yan Jiang	Senior management of the Company

Di (Jackie) Chen	Senior management of the Company until July, 2021

Ying (Christina) Zhang	Senior management of the Company until February, 2022

Fei Wang	Senior management of the Company until April, 2022

Lijun Zhou	Senior management of the Company until April, 2022
Details of related party transactions and balances as of March 31, 2020, 2021 and 2022 are as follows:
The Company believes that the terms of the agreements with the related parties are comparable to the terms in arm’s-length
transactions with third party customers and suppliers.
Transactions with related parties

	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2022
	RMB	RMB	RMB
Sales of goods
Beijing Petdog	2,316	—	—

	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2022
	RMB	RMB	RMB
Online marketing and information services
Beijing Petdog	315	410	—
Weishi Network	—	—	19

	315	410	19

	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2022
	RMB	RMB	RMB
Purchase of merchandise
Nanjing Xingmu	751	—	—
Weishi Network	—	—	1,582
Nanjing Animal Pharmaceutical	45	250	1,020

	796	250	2,602

	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2022
	RMB	RMB	RMB
Loans granted to related parties
Shanghai Guangcheng Information (a)	—	—	33,395
Wuhan Chunzhijin (b)	—	5,690	2,600
Yingzhi (Lisa) Tang	—	—	1,750
Lijun Zhou	—	—	300
Yan Jiang	—	200	70
Nanjing Animal Pharmaceutical (c)	1,000	500	—
Ying (Christina) Zhang	152	—	—
Di (Jackie) Chen	785	—	—
Fei Wang	—	500	—

	1,937	6,890	38,115

(a)
In April 2021, the Company granted Shanghai Guangcheng Information a short-term loan with a total principal amount of
RMB33.4
million
(equivalent to USD5 million), bearing an interest rate of
 3.5% per annum.

The loan was fully repaid by March 31, 2022.

(b)	From April 2020 to January 2021, the Company provided interest free loans to Wuhan Chunzhijin with an aggregate amount of RMB5.7 million, which will be repaid on demand.
(c)
In December 2019, Nanjing Xingmu, one of the Company’ subsidiaries, entered into a twelve-month interest free loan agreement with Nanjing Agricultural Pharmaceutical for a principal amount of
RMB1 million. This loan was early repaid in May 2020. In June 2020, Nanjing Xingmu entered into another twelve-month interest free loan agreement with Nanjing Agricultural Pharmaceutical for a principal amount of RMB0.5 million. As of March 31, 2021, the outstanding principal amount under this agreement was RMB0.5 million.

The loan was repaid in June 2021.

	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2022
	RMB	RMB	RMB
Staff advances

Yingzhi (Lisa) Tang	—	10	—
Di (Jackie) Chen	6	—	—

	6	10	—

Advances provided to related parties
Nanjing Animal Pharmaceutical	—	2,073	—
Wuhan Chunzhijin	3,350	—	—

	3,350	2,073	—

Loans granted from related parties
Shanghai Guangcheng Information (a)	—	—	9,961
Yingzhi (Lisa) Tang (b)	1,450	—	—
Di (Jackie) Chen (c)	1,250	—	—
Yan Jiang (d)	9,000	—	—

	11,700	—	9,961

(a)
In April 2021, the Company obtained a total loan facility up to USD5 million from Shanghai Guangcheng Information. During the year ended March 31, 2022, the Company drew down a total amount of

USD1.5 million (equivalent to RMB10.0 million)

from the loan facility, with interest bearing at 3.5% per annum. The loan was fully repaid by March 31, 2022.

(b)	In September 2019, the Company obtained a two-year loan of RMB1.5 million from Yingzhi (Lisa) Tang, bearing an interest rate of 9.0% per annum. The loan was early repaid in December 2020.

(c)	In October 2019, Di (Jackie) Chen advanced RMB1.25 million to the Company, which was repaid by the Company in the same month.

(d)	In September 2019, the Company obtained a two-year loan of RMB9 million from Yan Jiang, bearing an interest rate of 9.0% per annum. The loan was early repaid in December 2020.

Amounts due from related parties

	As of March 31, 2020	As of March 31, 2021	As of March 31, 2022
	RMB	RMB	RMB
Trade receivables from related parties
Beijing Petdog	1,564	—	—

Prepayments to related parties
Nanjing Animal Pharmaceutical	—	2,023	1,650
Weishi Network	—	—	1,582

	—	2,023	3,232

	As of March 31, 2020	As of March 31, 2021	As of March 31, 2022
	RMB	RMB	RMB
Other receivables from related parties
Wuhan Chunzhijin	2,481	7,295	7,594

Loans to related parties
Nanjing Animal Pharmaceutical	1,000	500	—
Yingzhi (Lisa) Tang	—	10	—
Yan Jiang	—	200	200
Di (Jackie) Chen (a)	785	785	—
Ying (Christina) Zhang	152	152	—
Fei Wang (b)	—	500	500
Lijun Zhou	—	—	200

	1,937	2,147	900

(a)
In December 2019, the Company entered into a twelve-month interest free loan agreement with, Di (Jackie) Chen, for a principal amount of RMB0.7 million. In December 2020, the loan contract was renewed to June 2023 and was recorded as other non-current assets as of March 31, 2022.

(b)
In January 2021, the Company entered into a one-year loan agreement with Fei Wang, for a principal amount of RMB0.5 million, bearing an interest rate of 4% per annum. This
l
oan was pledged by 515,000 stock options owned by Fei Wang.

Amounts due to related parties

	As of March 31, 2020	As of March 31, 2021	As of March 31, 2022
	RMB	RMB	RMB
Trade payables to related parties
Nanjing Animal Pharmaceutical	45	874	219

	As of March 31, 2020	As of March 31, 2021	As of March 31, 2022
	RMB	RMB	RMB
Advances from related parties
Beijing Petdog	—	36	—

Long-term loan from related parties
Yingzhi (Lisa) Tang (a)	2,521	—	—
Yan Jiang (b)	9,000	—	—

	11,521	—	—

(a)
In July 2018, the Company entered into a forty-month loan agreement with Yingzhi (Lisa) Tang, for a principal amount of US$0.15 million (RMB1.0 million), bearing an interest rate of 6% per annum. The loan was early repaid in January 2021.

In September 2019, the Company entered into another
two-year
loan agreement with Yingzhi (Lisa) Tang, for the principal amounts of RMB1.5 million, bearing an interest rate of 9% per annum. The loan was early repaid in December 2020.

(b)	The balance as of December 31, 2019 represented a two-year loan of RMB9 million due to Yan Jiang, bearing an interest rate of 9.0% per annum. The loan was early repaid in December 2020.